NICHOLAS INCOME FUND, INC.


February 21, 1996

Report to Fellow Shareholders:

      In sharp contrast to last year, 1995 was an excellent year for fixed income investors. Nicholas Income Fund's total return was 16.16%, with distributions reinvested. This was slightly below the Morningstar Corporate Bond High-Yield fund average (16.41%), primarily reflecting the Fund's shorter average maturity of approximately 6.4 years. Being conservative in maturity selection has been a cardinal principle of the Fund for many years. Results of the latest one, five, ten and fifteen year periods ended December 31, 1995 are shown below:

                                          Average Annual Total Return*
                                        _________________________________
                                     1 year    5 years   10 years  15 years
                                     _____     ______    _______   _______

Nicholas Income Fund
(Distributions reinvested)         +16.16%    +12.20%    +8.83%    +11.37%
Consumer Price Index (Inflation)    +2.6%      +2.8%     +3.5%      +3.9%
Ending value of $10,000 invested
in Nicholas Income Fund
(Distributions reinvested)         $11,616    $17,781    $23,311   $50,288

      * Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost. At December 31, 1995, total net assets of Nicholas Income Fund were $162 million. Cash and equivalents were 5.3%. The 30-day SEC yield annualized on Nicholas Income Fund was 9.13%, and the distribution rate was 8.63%. With the economy growing at only a modest pace, and the Federal Reserve Board in a tentative easing mode, the outlook for the Nicholas Income Fund is reasonably positive. However, it probably is too optimistic to expect a repeat of 1995 performance. Short-term interest rates are likely to decline more than longer rates in the months ahead. Thank you for your interest in the shares of Nicholas Income Fund. We appreciate it.

     Sincerely,



         Albert  O. Nicholas
     -------------------------
     /s/ Albert O. Nicholas
         President

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995
                                                       QUOTED
     SHARES OR                                         MARKET
     PRINCIPAL                                         VALUE
     AMOUNT                                           (NOTE A)
--------------------                              -----------------
NON-CONVERTIBLE BONDS _ 84.9%
          BROADCASTING _ 5.1%
$6,000,000     Century Communications Corporation
            9.50%, 8/15/00                      $      6,180,000
     2,000,000 Young Broadcasting Inc.
            10.125%, 2/15/05                           2,110,000
                                                     ___________
                                                       8,290,000
                                                     ___________
CONSUMER PRODUCTS AND SERVICES _ 18.0%
 5,500,000     Coca-Cola Bottling Group Southwest, Inc.
            9.00%, 11/15/03                            5,541,250
 1,000,000     Outboard Marine Corp.
            8.25%, 3/15/98                             1,030,789
 3,300,000     Outboard Marine Corp.
            8.625%, 3/15/01                            3,451,335
 3,000,000     Owens-Illinois Inc.
            10.25%, 4/1/99                             3,120,000
 1,000,000     Owens-Illinois, Inc.
            10.00%, 8/1/02                             1,046,250
 6,000,000     Playtex Family Products Corp.
            9.00%, 12/15/03                            5,280,000
 6,000,000     Royal Crown Corp.
            9.75%, 8/1/00                              4,800,000
 5,000,000     Samsonite Corporation
            11.125%, 7/15/05                           4,900,000
                                                     ___________
                                                      29,169,624
                                                     ___________

DIVERSIFIED PRODUCTS AND SERVICES _ 18.3%
 1,000,000     American Standard Inc.
            10.875%, 5/15/99                           1,092,500
 3,250,000     American Standard Inc.
            9.875%, 6/1/01                             3,485,625
 3,750,000     Borg-Warner Security Corporation
            9.125%, 5/1/03                             3,412,500
 4,250,000     Fort Howard Corp.
            9.25%, 3/15/01                             4,303,125
 1,000,000     Fort Howard Corp.
            10.00%, 3/15/03                            1,035,000
 2,400,000     IDEX Corp.
            9.75%, 9/15/02                             2,544,000
 1,755,000     MacAndrews & Forbes Group, Inc.
            12.25%, 7/1/96                             1,763,775
 5,300,000     Mark IV Industries, Inc.
            8.75%, 4/1/03                              5,551,750
 1,000,000     Sequa Corp.
            9.625%, 10/15/99                             992,500

 4,150,000     Sequa Corp.
            8.75%, 12/15/01                       $    3,921,750
 2,000,000     United States Banknote Corp.
            10.375%, 6/1/02                            1,500,000
                                                     ___________
                                                      29,602,525
                                                     ___________
     ELECTRIC - UTILITIES _ 6.6%
 3,000,000     Cleveland Electric Illuminating Co
            7.625%, 8/1/02                             2,901,279
 4,000,000     Long Island Lighting Company
            7.05%, 3/15/03                             3,916,496
 1,000,000     Toledo Edison Co.
            8.18%, 7/30/02                               989,039
 1,500,000     Toledo Edison Co.
            8.70%, 9/1/02                              1,405,793
 1,000,000     Toledo Edison Co.
            7.78%, 4/1/03                                948,689
   500,000     Toledo Edison Co.
            8.00%, 11/1/03                               500,150
                                                     ___________
                                                      10,661,445
                                                     ___________
     ENERGY _ 6.0%
 1,000,000     Maxus Energy Corp.
            10.20%, 5/15/96                            1,014,072
 1,000,000     Maxus Energy Corp.
            10.63%, 8/19/98                            1,084,639
 2,000,000     Maxus Energy Corp.
            10.75%, 4/2/02                             2,201,898
 1,000,000     Maxus Energy Corp.
            8.46%, 9/29/03                               959,529
 1,000,000     Maxus Energy Corp.
            9.375%, 11/1/03                              986,250
 3,250,000     Rowan Companies, Inc.
            11.875%, 12/1/01                           3,501,875
                                                     ___________
                                                       9,748,263
                                                     ___________
          FINANCE AND INSURANCE _ 6.1%
 3,100,000     American Annuity Group, Inc.
            9.50%, 8/15/01                             3,193,000
 1,000,000     American Annuity Group, Inc.
            11.125%, 2/1/03                            1,080,000
 4,000,000     American Financial Corp.
            9.75%, 4/20/04                             4,130,000
   500,000     Litchfield Financial Corp.
            8.875%, 11/01/03                             506,250
 1,000,000     Litchfield Financial Corp.
            10.00%, 11/1/04                       $    1,056,250
                                                     ___________
                                                       9,965,500
                                                     ___________
          FOOD AND BEVERAGES _ 11.7%
 3,000,000     ARA Group, Inc.
            8.50%, 6/1/03                              3,142,500
 1,000,000     ARA Services, Inc.
            10.625%, 8/1/00                            1,149,266
 5,000,000     Canandaigua Wine Company, Inc.
            8.75%, 12/15/03                            4,975,000
 5,000,000     Chiquita Brands International, Inc.
            11.50%, 6/1/01                             5,200,000
 5,000,000     Flagstar Corp.
            10.875%, 12/1/02                           4,500,000
                                                     ___________
                                                      18,966,766
                                                     ___________
          FOOD RETAILER _ 2.6%`
 4,220,000     Stater Brothers Holdings, Inc.
            11.00%, 3/1/01                             4,198,900
                                                     ___________
          HEALTH CARE - 6.3%
 3,860,000     Beverly Enterprises, Inc.
            8.75%, 12/31/03                            3,802,100
 3,000,000     Magellan Health Services Inc.
            11.25%, 4/15/04                            3,277,500
 1,000,000     Quorum Health Group, Inc.
            8.75%, 11/1/05                             1,033,750
 2,000,000     Universal Health Services, Inc.
            8.75%, 8/15/05                             2,040,000
                                                     ___________
                                                      10,153,350
                                                     ___________
          INDUSTRIAL AND CONSUMER ELECTRONICS _ 1.2%
 2,000,000     Unisys Corp.
            9.75%, 9/15/96                             1,940,000
                                                     ___________
          RETAIL TRADE _ 3.0%
 5,000,000     Best Buy Co., Inc.
            8.625%, 10/1/00                            4,912,500
                                                     ___________
                         TOTAL NON-CONVERTIBLE BONDS
                         (cost $139,457,075)         137,608,873
                                                     ___________
CONVERTIBLE BONDS _ 0.3%

$   500,000    Continental Pacific Bank
            8.875%, 4/30/03                       $      500,000
                                                     ___________
                         TOTAL CONVERTIBLE BONDS
                         (cost $500,000)                 500,000
                                                     ___________

STOCKS _ 9.5%
      5,000    Homestead Savings
            Convertible Preferred,
            Series A, $2.95 *                              5,000
    100,000    Healthcare Realty Trust Incorporated    2,300,000
     80,000    Hospitality Properties Trust            2,140,000
     35,000    Meditrust                               1,220,625
    150,000    National Health Investors, Inc.         4,968,750
    180,000    Omega Healthcare Investors, Inc.        4,792,500
                                                     ___________
                         TOTAL STOCKS
                         (cost $12,883,593)           15,426,875
                                                     ___________

SHORT-TERM INVESTMENTS _ 3.3%
          COMMERCIAL PAPER _ 2.8%
 2,500,000     Source One Mortgage Services Corporation
            6.10%, due January 3, 1996                 2,499,576
 2,000,000     Payco American Corporation
            5.85%, due January 19, 1996                1,994,475
                                                     ___________
                                                       4,494,051
                                                     ___________
          VARIABLE DEMAND NOTES _ 0.5%
   789,550     Sara Lee Corporation
            5.47%, due January 2, 1996                   789,550
                                                     ___________
                    TOTAL SHORT-TERM INVESTMENTS
                    (cost $5,269,111)                  5,283,601
                                                     ___________
                    TOTAL INVESTMENTS                158,819,349
                                                     ___________
                    CASH AND RECEIVABLES,
                    NET OF LIABILITIES _ 2.0%          3,260,590
                                                     ___________
                         TOTAL NET ASSETS
                         (Basis of percentages
                          disclosed above)        $  162,079,939
                                                     ___________
                                                     ___________

* This security has been classified as non-income producing.
                See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

ASSETS:
     Investments in securities at
     market value (cost $158,109,779) (Note A)    $  158,819,349
     Cash                                                 79,301
     Receivables-
          Interest and dividends                       3,373,609
          Investment securities sold                     930,850
                                                     ___________
               Total receivables                       4,304,459
                                                     ___________
               Total assets                          163,203,109
                                                     ___________
LIABILITIES:
     Payables-
          Dividends payable                            1,003,657
          Management fee (Note C)                         55,506
          Other payables and accrued expenses             64,007
                                                     ___________
               Total liabilities                       1,123,170
                                                     ___________
               Total net assets                   $  162,079,939
                                                     ___________
                                                     ___________
NET ASSETS CONSIST OF:
     Fund shares issued and outstanding             $178,609,414
     Net unrealized appreciation on
     investments (Note B)                                695,080
     Accumulated net realized losses on investments  (17,870,581)
     Undistributed net investment income                 646,026
                                                     ___________
                                                  $  162,079,939
                                                     ___________
                                                     ___________

NET ASSET VALUE PER SHARE
($.01 par value, 100,000,000 shares authorized),
 offering price and redemption price
($162,079,939 divided by 47,428,354 shares outstanding)    $3.42
                                                           _____
                                                           _____
                See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
 INCOME: (Note A)
     Interest                                          $12,891,802
     Dividends                                           1,231,946
                                                        __________
          Total income                                  14,123,748
                                                        __________
EXPENSES:
     Management fee (Note C)                               603,736
     Transfer agent fees                                   117,539
     Postage                                                40,121
     Legal fees                                             30,590
Registration fees                                           29,141
     Printing                                               15,551
     Custodian fees                                         14,877
     Audit and tax consulting fees                          13,500
     Pricing service fees                                    7,906
     Directors' fees                                         8,250
     Telephone                                               3,413
     Insurance                                               1,569
     Other operating expenses                                1,043
                                                        __________
          Total expenses                                   887,236
                                                        __________
          Net investment income                         13,236,512
                                                        __________

NET REALIZED LOSS ON INVESTMENTS                        (1,504,358)

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS  10,919,434
                                                        __________
     Net gain on investments                             9,415,076
                                                        __________
     Net increase in net assets resulting
     from operations                                  $ 22,651,588
                                                        __________
                                                        __________
                 See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
                                                  1995           1994
                                                --------       --------
OPERATIONS:
     Net investment income                   $  13,236,512  $ 13,313,382
     Net realized (loss) gain on investments    (1,504,358)      736,274
     Net increase (decrease) in unrealized
     appreciation on investments                10,919,434   (14,836,039)
                                               ___________   ___________
     Net increase (decrease) in net
     assets resulting from operations           22,651,588      (786,383)
                                               ___________   ___________

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
     ($0.2950 and $0.3010 per share
     respectively)                             (13,329,923)  (13,272,187)
                                               ___________   ___________
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued
     (7,902,672 and 6,660,229 shares,
     respectively)                              26,523,048    22,518,983
     Net asset value of shares issued in
     distributions from net investment income
     (2,823,597 and 2,917,981 shares,
     respectively)                               9,538,891     9,601,976
     Cost of shares redeemed
     (7,246,075 and 10,571,936 shares,
     respectively)                             (24,222,850)  (35,467,002)
                                               ___________    ___________
          Increase (decrease) in net
          assets derived from capital
          share transactions                    11,839,089    (3,346,043)
                                                __________   ___________
          Total increase (decrease)
          in net assets                         21,160,754   (17,404,613)
                                               ___________    ___________
NET ASSETS:
     Beginning of year (including
     undistributed net investment
     income of $739,437 and $698,242,
     respectively)                             140,919,185   158,323,798
                                               ___________   ___________

     End of year (including undistributed
     net investment income of $646,026 and
     $739,437, respectively)                  $162,079,939  $140,919,185
                                               ___________   ___________
                                               ___________   ___________
                See notes to financial statements.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)


                        Financial Highlights
          (For a share outstanding throughout each year)

                                                          YEAR ENDED DECEMBER 31,
                                      ____________________________________________________________________________________
                                      1995     1994     1993     1992     1991     1990     1989     1988     1987    1986
                                      ____     ____     ____     ____     ____     ____     ____     ____     ____    ____

NET ASSET VALUE, BEGINNING OF  YEAR   $3.21    $3.52    $3.38    $3.34    $3.01    $3.44    $3.68    $3.64    $4.01   $3.96

 INCOME FROM INVESTMENT OPERATIONS:
     Net investment income              .30      .30      .30      .31      .35      .39      .38      .38      .38     .40

     Net gains or (losses) on securities
     (realized and unrealized)          .21     (.31)     .13      .03      .33     (.43)    (.24)     .03     (.28)    .03
                                       _____    _____    _____    _____    _____    _____    _____    _____    _____   _____

     Total from investment operations   .51     (.01)     .43      .34      .68     (.04)     .14      .41      .10     .43
                                       _____    _____    _____    _____    _____    _____    _____    _____    _____   _____
 LESS DISTRIBUTIONS*:
 Dividends (from net investment income)(.30)    (.30)    (.29)    (.30)    (.35)    (.39)    (.38)    (.37)    (.47)   (.38)
                                       _____    _____    _____    _____    _____    _____    _____    _____    _____   _____
NET ASSET VALUE, END OF YEAR          $3.42    $3.21    $3.52    $3.38    $3.34    $3.01    $3.44    $3.68    $3.64   $4.01
                                       _____    _____    _____    _____    _____    _____    _____    _____    _____   _____
                                       _____    _____    _____    _____    _____    _____    _____    _____    _____   _____

TOTAL RETURN                          16.16%  (0.17)%   12.95%    10.33%   23.05%  (1.03)%   3.94%   11.55%    2.53%   11.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)    $162.1   $140.9   $158.3    $119.1   $79.9    $60.6    $75.4   $78.2     $69.6   $65.0

Ratio of expenses to
  average net assets                    .58%     .59%     .62%     .69%     .76%     .77%     .81%     .83%     .86%     .96%
Ratio of net investment income
  to average net  assets               8.72%    8.75%    8.42%    9.23%   10.70%   11.74%   10.46%   10.03%    9.79%   10.22%
Portfolio turnover rate               29.2%    29.2%    39.1%    56.1%    27.5%    40.4%    39.6%    11.9%    47.5%    20.4%

* The Fund distributed no capital gains for the time periods listed.

                 See notes to financial statements.

FIFTEEN YEAR HISTORICAL RECORD (unaudited)
                                                               GROWTH OF
                              NET             DIVIDEND         AN INITIAL
                              ASSET VALUE     DISTRIBUTIONS    $10,000
                              PER SHARE       PER SHARE        INVESTMENT**
                              __________     _____________     ____________

December 31, 1980*             $3.49           $  _            $10,000
December 31, 1981               3.14            0.4700          10,395
December 31, 1982               3.68            0.4630          14,048
December 31, 1983               3.67            0.4430          15,781
December 31, 1984               3.65            0.4420          17,785
December 31, 1985               3.96            0.4170          21,572
December 31, 1986               4.01            0.3800          24,038
December 31, 1987               3.64            0.4660          24,647
December 31, 1988               3.68            0.3710          27,493
December 31, 1989               3.44            0.3830          28,575
December 31, 1990               3.01            0.3970          28,282
December 31, 1991               3.34            0.3460          34,801
December 31, 1992               3.38            0.2955          38,395
December 31, 1993               3.52            0.2890          43,368
December 31, 1994               3.21            0.3010          43,293
December 31, 1995               3.42            0.2950          50,288
     *    Date of initial investment.
     **   Assuming reinvestment of distributions.
          The Fund distributed no capital gains for the time periods listed.
                        See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
NOTE A - SUMMARY OF ACCOUNTING POLICIES:

  The  Fund is  an  open-end diversified investment company.   The
primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

  Securities valuation _ Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Other securities are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or the NASDAQ national market system. If no sale is reported, the latest bid price is used.

 Securities transactions and related investment income. Securities transactions are recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

   U.S. Treasury Bills and commercial paper, if any, are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income.

NOTE B - INCOME TAXES:

  No provision has been made for Federal income taxes or excise taxes because it is the policy of the Fund to distribute all taxable net income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes. As of December 31, 1995, the Fund has approximately $9,674,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $802,000 will expire in 1997, $4,805,000 in 1998, $482,000 in 1999, $2,081,000 in 2000, and $1,504,000 in 2003.

  At December 31, 1995, the net unrealized appreciation based on cost was as follows (the Fund's book and Federal income tax cost of investment assets were substantially identical):

     Aggregate gross unrealized appreciation
     for all investments in which there  was
     an excess of value over tax cost..............     $5,659,751

     Aggregate gross unrealized depreciation
     for all investments in which there  was
     an excess of tax cost over value..............     (4,964,671)
                                                         _________
          Net unrealized appreciation                  $   695,080
                                                         _________
                                                         _________

NOTE C - EXPENSES:

  The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

  At December 31, 1995, liabilities of the Fund included $55,506 payable to the investment adviser.

NOTE D _ INVESTMENT PORTFOLIO TRANSACTIONS:

  Purchases and  sales  of  investments,  other  than   short-term
obligations, aggregated $49,263,895 and $40,869,532, respectively, for the year ended December 31, 1995.

INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of Nicholas Income Fund, Inc.

  We have audited the accompanying statement of assets and liabilities of Nicholas Income Fund, Inc., including the schedule of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. As to securities purchased but not received, we requested confirmation from brokers and, when not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Nicholas Income Fund, Inc. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity

DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin
January 11, 1996

CAN YOU AFFORD NOT TO INVEST IN AN IRA?
  The maximum yearly IRA contribution is the lesser of $2,000 or 100% of your compensation. Every year that you contribute this amount you may also deduct it from your Federal income taxes, unless you (or your spouse) are an eligible participant in an employer-sponsored retirement plan and your adjusted gross income exceeds certain limits as defined by the Internal Revenue Code. This deduction can lead to substantial savings, especially when you look at the relationship between higher tax brackets and the net cost of investing. The table below illustrates a schedule of tax brackets, resulting tax savings, and the net cost of investing $2,000 in an IRA, assuming full deductibility of your contributions.

                                TABLE I
     FEDERAL TAX     FEDERAL TAX         NET COST OF INVESTING
     BRACKETS          SAVINGS             $2,000 IN AN IRA
     __________      __________          ___________________
        15%           $ 300                  $  1,700
        28%             560                     1,440
        31%             620                     1,380
        36%             720                     1,280
        39.6%           792                     1,208

  Even if you are an eligible participant in an employer-sponsored retirement plan, you may still make a non-deductible IRA contribution (subject to the $2,000/100% of compensation limit). Another tax advantage to investing in an IRA is that any amounts received from dividends, interest, etc., accumulate tax deferred, whether or not your contribution is fully deductible. Taxes will have to be paid when you receive distributions. Finally, Table II shows the various amounts accumulated in an IRA under different annual rates of return, based on a $2,000 annual year end contribution. These figures are purely hypothetical since investment returns are rarely constant year to year. Yet, one can get a good idea that investing in an IRA plan provides a good nest egg for retirement.

                                TABLE II
                   Amounts accumulated in an IRA

                                   ANNUAL RATES OF RETURN
                                 __________________________
     After                           8%              10%
     ____                          ______          ______

     10 Years                   $  28,973       $  31,874
     20 Years                      91,524         114,550
     30 Years                     226,566         328,980
     40 Years                     518,113         885,180

Officers and Directors
ALBERT O. NICHOLAS
President, Treasurer and a Director

FREDERICK F. HANSEN
Director

JAY H. ROBERTSON
Director

MELVIN L. SCHULTZ
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President, Secretary

CANDACE L. LESAK
Vice President

JEFFREY T. MAY
Vice President

DAVID O. NICHOLAS
Vice President

KATHLEEN A. EVANS
Assistant Vice President

Custodian and Transfer Agent
FIRSTAR TRUST COMPANY
Milwaukee 414/276-0535

Counsel
MICHAEL, BEST & FRIEDRICH
Milwaukee

Auditors
DELOITTE & TOUCHE LLP
Milwaukee





This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ANNUAL REPORT





NICHOLAS INCOME
FUND, INC.
700 North
Water Street
Milwaukee,
Wisconsin 53202


December 31, 1995